Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 80.3	$ 76.3	$ 70.2
Cost of Goods Sold [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges	$ 0.5	$ 3.5	$ 3.7